Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2012 and March 31, 2013 are summarized in the table below.

	As of March 31, 2012						As of March 31, 2013
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	0	Rs.	0	Rs.	233.8	Rs.	0	Rs.	0	Rs.	378.6
Funds managed by insurance company (2)		0		437.2		0		0		677.2		0
Funds managed by trust
— Government securities		0		265.3		0		0		121.4		0
— Debenture and bonds		0		410.0		0		0		448.9		0
— Others		83.7		0		0		165.0		0		0

Total	Rs.	83.7	Rs.	1,112.5	Rs.	233.8	Rs.	165.0	Rs.	1,247.5	Rs.	378.6

							US$	3.0	US$	22.9	US$	6.9

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2012 and 2013.

	Funds managed by Insurance companies as of March 31,
	2012		2013		2013
	(In millions)
Particular
Opening balance	Rs.	178.1	Rs.	233.8	US$	4.3
Realised interest credited to fund		34.1		29.6		0.5
Contribution during the period		80.1		195.4		3.6
Amount paid towards claim		(58.5)		(80.2)		(1.5)

Closing balance	Rs.	233.8	Rs.	378.6	US$	6.9

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2012 and March 31, 2013:

	As of March 31,
	2012		2013		2013
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	1,360.8	Rs.	1,663.0	US$	30.5
Service cost		283.6		387.2		7.1
Interest cost		115.7		130.6		2.4
Actuarial(gains)/ losses		(5.6)		(0.4)		0
Benefits paid		(91.5)		(117.6)		(2.2)

Projected benefit obligation, end of the period		1,663.0		2,062.8		37.8

Change in plan assets:
Fair value of plan assets, beginning of the period		660.0		918.6		16.8
Expected return on plan assets		63.1		88.8		1.6
Actuarial gains/(losses)		(9.3)		20.0		0.4

Actual return on plan assets		53.8		108.8		2.0
Employer contributions		296.3		392.5		7.2
Benefits paid		(91.5)		(117.6)		(2.2)

Fair value of plan assets, end of the period		918.6		1,302.3		23.8

Funded Status	Rs.	(744.4)	Rs.	(760.5)	US$	(13.9)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2011, March 31, 2012 and March 31, 2013 was comprised of the following components:

	Fiscal years ended March 31,
	2011		2012		2013		2013
	(In millions)
Service cost	Rs.	269.5	Rs.	283.6	Rs.	387.2	US$	7.1
Interest cost		78.0		115.7		130.6		2.4
Expected return on plan assets		(23.6)		(63.1)		(88.8)		(1.6)
Actuarial (gains)/ losses		102.9		3.7		(20.4)		(0.4)

Net gratuity cost	Rs.	426.8	Rs.	339.9	Rs.	408.6	US$	7.5

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2011	2012	2013
	(% per annum)
Discount rate*	8.2	8.8	8.1
Rate of increase in compensation levels of covered employees	8.5	9.0	8.5
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2014	Rs.	62.3
2015		54.4
2016		26.1
2017		52.8
2018		60.9
2019-2023		320.6

Schedule of Allocation of Plan Assets

As at March 31, 2013, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2013
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	43.5%	22.6%	36.3%
Debenture and bonds	37.7%	26.0%	49.8%
Equity securities	4.6%	44.6%	0%
Other	14.2%	6.8%	13.9%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2013 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2012 and March 31, 2013:

	As of March 31,
	2012		2013		2013
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	573.8	Rs.	568.5	US$	10.4
Service cost		15.1		13.2		0.2
Interest cost		46.1		41.8		0.8
Actuarial (gains)/losses		34.4		69.3		1.3
Benefits paid		(100.9)		(110.9)		(2.0)

Projected benefit obligation, end of the period		568.5		581.9		10.7

Change in plan assets:
Fair value of plan assets, beginning of the period		433.5		511.4		9.4
Expected return on plan assets		37.8		40.0		0.7
Actuarial gains/(losses)		(12.9)		(15.8)		(0.3)

Actual return on plan assets		24.9		24.2		0.4
Employer contributions		153.9		64.1		1.2
Benefits paid		(100.9)		(110.9)		(2.0)

Fair value of plan assets, end of the period		511.4		488.8		9.0

Funded Status	Rs.	(57.1)		(93.1)	US$	(1.7)

Schedule of Net Benefit Costs

Net pension cost for the year ended March 31, 2011, March 31, 2012 and March 31, 2013 was comprised of the following components:

	As of March 31,
	2011		2012		2013		2013
	(in millions)
Service cost	Rs.	17.6	Rs.	15.1	Rs.	13.2	US$	0.2
Interest cost		30.5		46.1		41.8		0.8
Expected return on plan assets		(32.8)		(37.8)		(40.0)		(0.7)
Actuarial (gains)/losses		160.1		47.3		85.1		1.6

Net pension cost	Rs.	175.4	Rs.	70.7	Rs.	100.1	US$	1.9

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2011	2012	2013
	(% per annum)
Discount rate*	8.2	8.8	8.1
Rate of increase in compensation levels of covered employees	8.5	9.0	8.5
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2014	Rs.	129.5
2015		136.8
2016		147.9
2017		166.7
2018		230.4
2019-2023		850.5

Schedule of Allocation of Plan Assets

The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2013 is as follows:

Asset category	Funds managed by trust
Government securities	6.6%
Debenture and bonds	66.7%
Other	26.7%

Total	100.0%